Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 197	$ 1,098
Receivables and other current assets	127	161
Due from related party	371	95
TOTAL CURRENT ASSETS	695	1,354
NON-CURRENT ASSETS
Equipment	26	28
Exploration and evaluation assets	38,974	38,633
Advance	58	24
TOTAL NON-CURRENT ASSETS	39,058	38,685
TOTAL ASSETS	39,753	40,039
CURRENT LIABILITIES
Trade payables and accrued liabilities	547	519
Flow through share premium	89	89
TOTAL CURRENT LIABILITIES	636	608
TOTAL LIABILITIES	636	608
EQUITY
Reserve	4,859	4,175
Deficit	(55,339)	(54,341)
TOTAL EQUITY	39,117	39,431
TOTAL LIABILITIES AND EQUITY	39,753	40,039
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 89,006	$ 89,006